Shareholder Report, Average Annual Return (Details) 74200005200_Franklin Floating Rate Master Series_Single Class_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Floating Rate Master Series
Average Annual Return, Percent	3.03%	6.06%	4.08%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Morningstar LSTA US Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return, Percent	4.28%	6.18%	5.43%